Consolidated Balance Sheets - as of December 31, 2010 (Parentheticals) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts (in Dollars)	$ 0	$ 260,577
Capitalized research and development accumulated amortization (in Dollars)	$ 548,056	$ 367,210
Common stock par value (in Dollars per share)	$ 0.001
Common stock shares authorized	200,000,000
Common stock shares issued	110,953,778
Common stock shares outstanding	110,953,778
Pre Merger [Member]
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	136,064,233	136,064,233
Common stock shares outstanding	136,064,233	136,064,233
Post Merger [Member]
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	110,953,778	110,953,778
Common stock shares outstanding	110,953,778	110,953,778